Remuneration System for the Management Board and Employees of the Group - 2017 Stock Option Plan - Summary of Parameters of Share Based Compensation Program (Detail) - EUR (€)	1 Months Ended
	Oct. 31, 2019	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017
2017 stock option plan [member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [line items]
Share Price on Grant Date in				€ 55.07
Exercise Price in €				€ 55.52
Expected Volatility of the MorphoSys share in				37.49%
Performance Term of Program in Years				4 years
Dividend Yield in				0.00%
April 2018 stock option plan [member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [line items]
Share Price on Grant Date in			€ 81.05
Exercise Price in €			€ 81.04
Expected Volatility of the MorphoSys share in			35.95%
Performance Term of Program in Years			4 years
Dividend Yield in			0.00%
April 2019 stock option plan [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [line items]
Share Price on Grant Date in		€ 85.00
Exercise Price in €		€ 87.86
Expected Volatility of the MorphoSys share in		37.76%
Performance Term of Program in Years		4 years
Dividend Yield in		0.00%
October Stock Option Plan [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [line items]
Share Price on Grant Date in	€ 98.10
Exercise Price in €	€ 106.16
Expected Volatility of the MorphoSys share in	38.02%
Performance Term of Program in Years	4 years
Dividend Yield in	0.00%
NASDAQ Biotech index [member] | 2017 stock option plan [member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [line items]
Expected Volatility of the MorphoSys share in				25.07%
NASDAQ Biotech index [member] | April 2018 stock option plan [member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [line items]
Expected Volatility of the MorphoSys share in			25.10%
NASDAQ Biotech index [member] | April 2019 stock option plan [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [line items]
Expected Volatility of the MorphoSys share in		18.61%
NASDAQ Biotech index [member] | October Stock Option Plan [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [line items]
Expected Volatility of the MorphoSys share in	18.17%
TecDAX index [member] | 2017 stock option plan [member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [line items]
Expected Volatility of the MorphoSys share in				16.94%
TecDAX index [member] | April 2018 stock option plan [member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [line items]
Expected Volatility of the MorphoSys share in			17.73%
TecDAX index [member] | April 2019 stock option plan [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [line items]
Expected Volatility of the MorphoSys share in		26.46%
TecDAX index [member] | October Stock Option Plan [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [line items]
Expected Volatility of the MorphoSys share in	24.82%
Bottom of range [member] | 2017 stock option plan [member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [line items]
Risk-free Interest Rate in				0.03%
Bottom of range [member] | April 2018 stock option plan [member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [line items]
Risk-free Interest Rate in			0.02%
Bottom of range [member] | April 2019 stock option plan [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [line items]
Risk-free Interest Rate in		0.02%
Bottom of range [member] | October Stock Option Plan [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [line items]
Risk-free Interest Rate in	0.00%
Top of range [member] | 2017 stock option plan [member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [line items]
Risk-free Interest Rate in				0.23%
Top of range [member] | April 2018 stock option plan [member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [line items]
Risk-free Interest Rate in			0.15%
Top of range [member] | April 2019 stock option plan [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [line items]
Risk-free Interest Rate in		0.13%
Top of range [member] | October Stock Option Plan [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [line items]
Risk-free Interest Rate in	0.02%